WBI Power Factor High Dividend ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.9%
	Banks - 16.6%
20,417	Ames National Corp.	$522,267
25,216	Associated Banc-Corp. +	538,109
56,170	BankFinancial Corp.	579,674
12,743	C&F Financial Corp.	564,387
9,327	Comerica, Inc.	669,119
6,398	Federal Agricultural Mortgage Corp. - Class C	644,407
18,718	The First Bancorp, Inc.	546,378
36,229	First Horizon Corp.	612,632
18,354	Franklin Financial Services Corp.	572,278
38,761	Hope Bancorp, Inc.	583,741
44,953	Investors Bancorp, Inc. +	660,360
46,025	New York Community Bancorp, Inc. +	580,835
21,707	Penns Woods Bancorp, Inc.	522,922
47,554	People’s United Financial, Inc.	851,217
34,753	Premier Financial Bancorp, Inc.	646,058
13,206	Synovus Financial Corp.	604,175
20,271	Union Bankshares, Inc. +	608,130
72,251	United Security Bancshares	591,736

		10,898,425

	Commercial & Professional Services - 1.7%
82,002	Resources Connection, Inc.	1,110,307

	Consumer Durables & Apparel - 3.0%
42,804	Ethan Allen Interiors, Inc.	1,181,819
41,266	Hanesbrands, Inc.	811,702

		1,993,521

	Consumer Services - 2.3%
68,780	H&R Block, Inc. +	1,499,404

	Diversified Financials - 1.7%
42,300	Navient Corp.	605,313
20,453	Waddell & Reed Financial, Inc. - Class A	512,348

		1,117,661

	Food & Staples Retailing - 3.2%
54,963	SpartanNash Company +	1,078,923
43,917	Village Super Market, Inc.	1,035,124

		2,114,047

	Food, Beverage & Tobacco - 12.6%
35,699	B&G Foods, Inc. +	1,108,811
55,155	Philip Morris International, Inc.	4,894,455
19,013	Universal Corp.	1,121,577
81,467	Vector Group LTD. +	1,136,464

		8,261,307

	Insurance - 4.6%
9,849	Mercury General Corp. +	598,918
27,327	Old Republic International Corp.	596,821
11,224	Principal Financial Group, Inc.	672,991
6,472	Safety Insurance Group, Inc.	545,266
22,442	Unum Group	624,561

		3,038,557

	Materials - 10.5%
21,580	International Paper Company +	1,166,830
27,950	LyondellBasell Industries N.V. - Class A - ADR(c)	2,908,197
23,311	Schweitzer-Mauduit International, Inc. +	1,141,540
240,072	SunCoke Energy, Inc.	1,682,905

		6,899,472

	Media & Entertainment - 6.2%
76,638	Interpublic Group of Companies, Inc.	2,237,830
24,620	Omnicom Group, Inc.	1,825,573

		4,063,403

	Pharmaceuticals, Biotechnology & Life Sciences - 4.3%
26,241	AbbVie, Inc.	2,839,801

	Software & Services - 7.0%
34,716	International Business Machines Corp. +	4,626,254

	Technology Hardware & Equipment - 6.3%
39,527	Seagate Technology PLC - ADR(c)	3,033,697
44,466	Xerox Holdings Corp. +	1,079,190

		4,112,887

	Telecommunication Services - 15.7%
152,889	AT&T, Inc.	4,627,950
217,765	Lumen Technologies, Inc.	2,907,163
47,591	Verizon Communications, Inc. +	2,767,416

		10,302,529

	Utilities - 3.2%
90,953	Spark Energy, Inc. +	971,378
104,979	Star Group LP	1,111,728

		2,083,106

	TOTAL COMMON STOCKS (Cost $56,782,590)	64,960,681

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 1.0%
666,795	U.S. Bank Money Market Deposit Account, 0.00% (d)	666,795

	TOTAL SHORT TERM INVESTMENTS (Cost $666,795)	666,795

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.6%
14,865,898	Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (a)(b)	14,865,898

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,865,898)	14,865,898

	TOTAL INVESTMENTS - 122.5% (Cost $72,315,283)	80,493,374
	Liabilities in Excess of Other Assets - (22.5)%	(14,769,708)

	NET ASSETS - 100.0%	$65,723,666

PLC	Public Limited Company
ADR	American Depository Receipt
+	All or portion of this security is on loan as of March 31, 2021. Total value of securities on loan is $14,400,025.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2021.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: Ireland: 4.62%, Netherlands: 4.42%.
(d)	Rounded to 0.00

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.